                                           UAM Funds

                                             Funds for the Informed Investor(sm)

Chicago Asset Management Company Portfolios

Annual Report                                                     April 30, 2000








                                                                          UAM(R)

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
                                                        April 30, 2000

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Portfolios of Investments

  Value/Contrarian Portfolio ..............................................    7

  Intermediate Bond Portfolio .............................................   10

Statements of Assets and Liabilities ......................................   15

Statements of Operations ..................................................   16

Statements of Changes in Net Assets

  Value/Contrarian Portfolio ..............................................   17

  Intermediate Bond Portfolio .............................................   18

Financial Highlights

  Value/Contrarian Portfolio ..............................................   19

  Intermediate Bond Portfolio .............................................   20

Notes to Financial Statements .............................................   21

Report of Independent Accountants .........................................   26

--------------------------------------------------------------------------------

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

April 30, 2000
Dear Shareholders:


April 30th is the fiscal year-end for the Chicago Asset Management Portfolios. The Value/Contrarian Portfolio is the investment vehicle for clients interested in equity exposure and the Intermediate Bond Portfolio is for our fixed income clients. In this letter we will review the Portfolio returns and the current investment environment for the fiscal year. We thank you for your continued commitment to the portfolios' conservative investment style.

Chicago Asset Management Value/Contrarian Portfolio
The fiscal year ended April 30, 2000, represented, in our opinion, a market environment that was most unfavorable to our Value/Contrarian investment philosophy and style. By adhering to style, as we always do, we subjected the portfolio to the least popular category of equities. This caused meaningful underperformance versus the more popular categories. This in combination with a market that moved to extreme valuations offering high, record-breaking valuations to the most popular areas while offering near-record lows for the areas which were temporarily out of favor.

Our style has traditionally focused on companies which we believe offer a sound business structure, and are selling at historically reasonable valuations within the market. We invest in these companies because of their recent underperformance and our ability to identify the reasons for that underperformance. In this process we believe that the reasons are not only identifiable but are expected to be temporary. The investments are made in the anticipation that future operating results may improve and the undervaluation can recover, thus offering the potential for a total return above that of the general market as a whole. Although this is a traditional and historically sound approach, it clearly does not function well in all markets. The market conditions for the fiscal year recently ended were about as hostile as we have ever seen for our investment style.

The results for the full fiscal year produced a rate of return which significantly underperformed the S&P 500 Index. For the year ended April 30, 2000, the portfolio produced a total return net of expenses of (10.24)% in comparison to the S&P 500 Index return of 10.13%. Measured on the most recent trailing three months, the portfolio return net of expenses was 5.91% in comparison to the Index return of 4.46%. Clearly, the underperformance for the year occurred in the first nine months of the fiscal year, followed by some modest recovery in the fourth quarter.

We conclude that the crescendo of this extreme market condition was reached late in the fiscal year just ended in April, 2000. The sharp underperformance of our Value/Contrarian style compared to the Standard & Poor's 500 Index reached a peak and reversed in the fourth quarter of this past fiscal year. We further believe that this may well be the peak of a multiple year cycle which had carried the market to such

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

extremes. We are cognizant of the fact that the S&P 500 Index has had many of the previously popular technology issues added to it while more traditional value issues were removed. This accentuated the disparity in rates of return. However, we are not changing our benchmark comparisons with this Index since it has become a popular benchmark for the broader equity market.

One feature of our style and activity during the past fiscal year which we view to be significant is our maintenance of purity of investment style. It would be easy to become disenchanted with one's own style when it is so sharply out of favor. This could lead one to consider blending the style with other styles which had been more successful in the recent past. We believe this would introduce additional risk to the portfolio by diluting the benefits of the style as we had originally designed it to function. Specifically, concentrating on the securities that seem to be the most attractive values, the most severely depressed in current market conditions, and therefore the highest potential to recover, creates a portfolio which we view to be safer during a falling market environment and still possess potential to outperform during a normal market environment. The benefits of such a structure began to appear only during the final fourth quarter of the recent fiscal year.

Also during the fiscal year we maintained our strict adherence to active rebalancing. That is to simply add to holdings which have underperformed most as long as the fundamental outlook remains favorable. Conversely, we sell portions of holdings which have outperformed the most and appear to be reaching full valuation. This maintains the focus of favoring the most reasonably valued securities, which should possess the greater potential to outperform over time.

In summary, we have to offer our gratitude and support to those shareholders who share our long-term point of view for equity investing. It has certainly been an uncomfortable year to see near-term results so clearly underperforming the popular benchmarks. On the other hand, we believe that the portfolio structure not only offers reasonably valued securities within the market, for our investment style, but also securities offering the potential for higher dividend yield, improving fundamental earnings potential, and in our view, the higher-than-average probability to recover during a market reversing to traditional valuations. We know of no better approach than adherence to discipline during extremes in equity market valuations in order to maintain a structure offering above-average probability for stronger performance in the long-term future.

Chicago Asset Management Intermediate Bond Portfolio

The fiscal year ended April 30, 2000, was a period of significant changes in the bond market. The events of this fiscal year were dominated by domestic economic considerations.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

The period can be characterized as experiencing above historical and certainly expected economic growth. The United States economy consistently performed above the level which most economists and, more importantly, the Federal Reserve understand to be a sustainable non-inflationary pace of expansion. The price of oil approximately doubled. Labor markets continued to tighten. The unemployment rate declined to 4.10%, the lowest level in 29 years. Many foreign economies recovered from their downturn of the previous year. Even combining all these factors, inflation did not materialize to the degree that the markets feared. The bond market was constantly concerned over the prospect of future inflation and the need for the Federal Reserve to implement a policy of higher short-term interest rates. The Federal Reserve did accommodate the market's expectation. They voted five times from June through March to raise the Fed Funds rate. It went from 4.75% to 6.00%, the highest level in five years.

A second theme in the fixed income markets worked at a cross-purpose in shaping the level of interest rates in the U.S. Treasury market. In January, the Treasury Department made a two-part announcement which had quite the opposite effect on long-term Treasury bond interest rates. Because the Treasury is running its second year with a substantial tax surplus, they will trim the amount of thirty-year Treasury bonds to be issued in the future. Secondly, the Treasury will purchase this year in the open market $30 billion in high coupon long bonds. These two events -- Federal Reserve tightening and the Treasury buying of long maturities -- have resulted in an inverted yield curve; that is, the longer the maturity of the Treasury debt, the lower its interest rate. On April 30, 2000, two-year notes yielded 6.67%, ten-year notes 6.22%, and thirty-year bonds 5.96%.

This inversion in the yield curve, coupled with the Federal Reserve's desire to slow the economy, has had a profound effect on the bond market. The other sectors of the bond market have delinked from the Treasury market. Mortgages, agencies, and corporate debt have all risen more in yield than Treasury securities. The events we have just gone through have created an environment where a portfolio such as this one is now positioned to generate much higher levels of income and, hopefully, higher total rates of return than the market indices in the coming fiscal year.

The portfolio remains focused on its two major objectives: seeking safety and income. Investments are concentrated in U.S. Treasury notes, agencies, mortgages, and obligations of large U.S. corporations. Corporate debt is utilized to enhance the long-term return and current income of the portfolio. Emphasis is on securities with maturities between two and ten years. This should help reduce the possibility of significant principal fluctuations while producing a high level of income.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

The portfolio had the following characteristics relative to the Lehman Intermediate Government/Corporate Bond Index as of April 30, 2000:

                                    Portfolio          Index
                                   -----------         -----
     Average Maturity...........   4.40 Years        4.36 Years
     Average Duration...........   3.34 Years        3.43 Years

For the twelve months ended April 30, 2000, the Portfolio returned 1.16%, net of expenses, versus the Lehman Intermediate Government/Corporate Bond Index return of 1.54%.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

            A portfolio's holdings and allocations are subject to
               change because it is actively managed and should
        not be considered recommendations to buy individual securities.

                       Definition of Comparative Indices
                       ---------------------------------

Lehman Intermediate Government/Corporate Index is an unmanaged index of bonds with intermediate-term durations, including U.S. treasury bonds and bonds issued by U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                             [PLOT POINTS TO COME]


*   Beginning of operations. Index comparisons begin on 12/31/94.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                             [PLOT POINTS TO COME]


*  Beginning of operations. Index comparisons begin on 1/31/95.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 98.3%

                                                         Shares        Value
                                                       ----------    ----------
AUTOMOTIVE -- 6.9%
  DaimlerChrysler AG ...........................         29,253      $ 1,683,876
  General Motors ...............................         29,925        2,801,728
                                                                     -----------
                                                                       4,485,604
                                                                     -----------

BANKS -- 9.4%
  Bank of America ..............................         40,933        2,005,717
  Bank One .....................................         70,182        2,140,551
  First Union ..................................         61,000        1,944,375
                                                                     -----------
                                                                       6,090,643
                                                                     -----------

CHEMICALS -- 2.9%
  Dow Chemical .................................         16,850        1,904,050
                                                                     -----------


COMPUTERS & SERVICES -- 4.0%
  International Business Machines ..............         23,400        2,612,025
                                                                     -----------

CONSUMER DURABLES -- 3.0%
  Goodyear Tire & Rubber .......................         69,075        1,908,197
                                                                     -----------

CONTAINERS & PACKAGING -- 3.3%
  Crown Cork & Seal ............................        130,800        2,125,500
                                                                     -----------

DEFENSE & AEROSPACE -- 3.9%
  Raytheon, Cl A ...............................        108,956        2,499,178
                                                                     -----------

ENERGY -- 3.4%
  Duke Energy ..................................         37,800        2,173,500
                                                                     -----------

FINANCIAL SERVICES -- 2.5%
  Deluxe .......................................         64,675        1,629,002
                                                                     -----------

FOOD, BEVERAGE & TOBACCO -- 2.8%
  Heinz (H.J.) .................................         52,700        1,791,800
                                                                     -----------

INSURANCE -- 11.5%
  Allstate .....................................         96,000        2,268,000
  Chubb ........................................         42,525        2,705,653
  United Health Group ..........................         37,250        2,484,109
                                                                     -----------
                                                                       7,457,762
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares           Value
                                                     ----------      -----------
MEDICAL PRODUCTS & SERVICES -- 6.7%
  Aetna ....................................           41,900        $ 2,424,962
  Columbia/HCA Healthcare ..................           68,625          1,951,523
                                                                     -----------
                                                                       4,376,485
                                                                     -----------

MINING -- 3.2%
  Newmont Mining ...........................           88,700          2,078,906
                                                                     -----------

PAPER & PAPER PRODUCTS -- 4.9%
  International Paper ......................           44,625          1,639,969
  Weyerhaeuser .............................           28,575          1,526,977
                                                                     -----------
                                                                       3,166,946
                                                                     -----------

PETROLEUM REFINING -- 7.2%
  Conoco ...................................           88,300          2,196,463
  Sunoco ...................................           82,300          2,494,719
                                                                     -----------
                                                                       4,691,182
                                                                     -----------

PHARMACEUTICALS -- 6.6%
  Abbott Laboratories ......................           57,100          2,194,781
  Pharmacia ................................           42,142          2,104,466
                                                                     -----------
                                                                       4,299,247
                                                                     -----------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 6.3%
  Eastman Kodak ............................           32,200          1,801,188
  Xerox ....................................           87,100          2,302,706
                                                                     -----------
                                                                       4,103,894
                                                                     -----------

RETAIL -- 3.4%
  Sears, Roebuck & Company .................           59,800          2,190,175
                                                                     -----------

TELEPHONES & TELECOMMUNICATION -- 6.4%
  AT&T .....................................           46,300          2,161,631
  Bell Atlantic ............................           33,050          1,958,213
                                                                     -----------
                                                                       4,119,844
                                                                     -----------

  TOTAL COMMON STOCKS
    (Cost $65,478,086) .....................                          63,703,940
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      APRIL 30, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.7%

                                                                    Face
                                                                   Amount         Value
                                                                ------------    ------------
REPURCHASE AGREEMENT -- 1.7%
  Chase Securities, Inc. 5.65%, dated 04/28/00, due 05/01/00, to be repurchased at $1,123,529, collateralized by
    $1,230,750 of a U.S. Treasury Note, valued at $1,123,025
    (Cost $1,123,000) .......................................   $  1,123,000    $  1,123,000
                                                                                ------------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $66,601,086) (a) ..................................                     64,826,940
                                                                                ------------
  OTHER ASSETS AND LIABILITIES, NET -- 0.0% .................                         15,251
                                                                                ------------
  TOTAL NET ASSETS -- 100.0% ................................                   ($64,842,191)
                                                                                ============

Cl Class
(a) The cost for federal income tax purposes was $66,859,080. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $2,032,140. This consisted of aggregate gross unrealized appreciation for all securities of $3,309,882 and aggregate gross unrealized depreciation for all securities of $5,342,022.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
CORPORATE OBLIGATIONS -- 61.2%

                                                        Face
                                                       Amount           Value
                                                     ----------      -----------
AUTOMOTIVE -- 1.8%
  General Motors
    6.250%, 05/01/05 ............................... $  250,000      $  238,437
                                                                     ----------
BANKS -- 10.1%
  BankAmerica
    7.625%, 06/15/04 ...............................    250,000         250,000
  Northern Trust
    6.500%, 05/01/03 ...............................    250,000         242,500
    7.100%, 08/01/09 ...............................    250,000         237,764
  State Street Boston
    7.350%, 06/15/26 ...............................    250,000         250,000
  SunTrust Banks
    6.000%, 02/15/26 ...............................    275,000         253,344
  Wachovia
    6.625%, 11/15/06 ...............................    100,000          94,125
                                                                     ----------
                                                                      1,327,733
                                                                     ----------
CHEMICALS -- 1.8%
  Dupont (EI) De Nemours
    6.750%, 10/15/04 ...............................    250,000         244,375
                                                                     ----------
COMPUTERS & SERVICES -- 1.9%
  Electronic Data Systems
    7.125%, 10/15/09 ...............................    250,000         246,562
                                                                     ----------
ENTERTAINMENT -- 1.9%
  Walt Disney
    7.300%, 02/08/05 ...............................    250,000         247,500
                                                                     ----------

FINANCIAL SERVICES -- 18.5%
  Associates Corporation of North America
    6.500%, 10/15/02 ...............................    150,000         146,437
    7.750%, 02/15/05 ...............................    250,000         249,375
  Case Credit
    6.150%, 03/01/02 ...............................    250,000         241,250
  Ford Motor Credit
    5.125%, 10/15/01 ...............................    250,000         242,187
    6.125%, 04/28/03 ...............................    250,000         240,312

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 2000
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - continued

                                                          Face
                                                         Amount         Value
                                                      ------------   -----------
FINANCIAL SERVICES -- continued
  General Electric Capital Services
    7.000%, 02/03/03 ...............................  $  250,000     $  247,500
    6.500%, 11/01/06 ...............................     250,000        235,625
  General Motors Acceptance
    6.125%, 01/22/08 ...............................     100,000         90,375
  General Motors Acceptance Global Bond
    6.750%, 02/07/02 ...............................     100,000         98,625
  Heller Financial
    6.250%, 03/01/01 ...............................     250,000        248,125
  Sears Roebuck Acceptance
    6.160%, 12/04/00 ...............................     250,000        248,462
    6.700%, 08/13/01 ...............................     150,000        148,500
                                                                     ----------
                                                                      2,436,773
                                                                     ----------
INDUSTRIAL -- 9.2%
  Cooper Industries
    5.880%, 02/20/03 ...............................     250,000        237,363
  Ingersoll-Rand
    6.230%, 11/19/27 ...............................     250,000        245,312
  Procter and Gamble
    5.250%, 09/15/03 ...............................     250,000        234,062
    6.600%, 12/15/04 ...............................     250,000        243,152
  WMX Technologies
    6.250%, 10/15/00 ...............................     250,000        246,007
                                                                     ----------
                                                                      1,205,896
                                                                     ----------
PETROLEUM REFINING -- 0.4%
  Exxon Capital
    6.625%, 08/15/02 ...............................      59,000         58,189
                                                                     ----------
RAILROADS -- 1.8%
  Union Pacific
    5.780%, 10/15/01 ...............................     250,000        242,187
                                                                     ----------
RETAIL -- 2.9%
  Wal-Mart Stores
    6.150%, 08/10/01 ...............................     250,000        246,875
    6.375%, 03/01/03 ...............................     140,000        136,850
                                                                     ----------
                                                                        383,725
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 2000
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - continued

                                                           Face
                                                          Amount         Value
                                                        ----------    ----------
TELEPHONES & TELECOMMUNICATION -- 3.7%
  Sprint Capital
    5.700%, 11/15/03 .................................. $  250,000    $  235,937
  Worldcom
    6.125%, 08/15/01 ..................................    250,000       246,562
                                                                      ----------
                                                                         482,499
                                                                      ----------

UTILITIES -- 7.2%
  Florida Power and Light
    6.000%, 06/01/08 ..................................    250,000       224,687
  National Rural Utilities
    5.140%, 10/22/01 ..................................    250,000       242,813
    5.950%, 01/15/03 ..................................    250,000       241,250
  Potomac Electric Power
    6.250%, 10/15/07 ..................................    250,000       235,313
                                                                      ----------
                                                                         944,063
                                                                      ----------

  TOTAL CORPORATE OBLIGATIONS
    (Cost $8,269,313) .................................                8,057,939
                                                                      ----------

U.S.GOVERNMENT SECURITIES -- 11.9%

U.S.TREASURY NOTES -- 11.9%
    5.750%, 11/15/00 ..................................    250,000       249,235
    7.500%, 11/15/01 ..................................    250,000       252,830
    6.375%, 01/31/02 ..................................    250,000       248,605
    7.500%, 05/15/02 ..................................    150,000       152,244
    5.625%, 02/15/06 ..................................    450,000       431,541
    5.625%, 05/15/08 ..................................    250,000       237,655
                                                                      ----------
  TOTAL U.S. GOVERNMENT SECURITIES
    (Cost $1,589,320) .................................                1,572,110
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 2000
--------------------------------------------------------------------------------

AGENCY SECURITIES -- 19.8%

                                                       Face
                                                      Amount           Value
                                                   ------------     ------------
FEDERAL HOME LOAN BANK -- 3.7%
    5.610%, 01/23/03 ............................  $  250,000       $  240,113
    5.755%, 06/24/03 ............................     250,000          239,598
                                                                    ----------
                                                                       479,711
                                                                    ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.9%
    7.000%, 02/15/03 ............................     250,000          248,438
                                                                    ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.5%
    5.420%, 01/23/01 ............................      50,000           49,504
    7.125%, 02/15/05 ............................     500,000          497,030
    7.000%, 12/01/07 ............................     131,233          128,157
    5.250%, 01/15/09 ............................     250,000          216,485
    6.400%, 05/14/09 ............................     500,000          461,250
    6.375%, 06/15/09 ............................      50,000           46,809
    5.500%, 05/01/13 ............................     274,514          252,037
                                                                    ----------
                                                                     1,651,272
                                                                    ----------

PRIVATE EXPORT FUNDING -- 1.7%
    5.870%, 07/31/08 ............................     250,000          227,813
                                                                    ----------

  TOTAL AGENCY SECURITIES
    (Cost $2,747,482) ...........................                    2,607,234
                                                                    ----------

ASSET-BACKED SECURITIES -- 2.7%

  Premier Auto Trust
    5.630%, 08/06/01 ............................     116,926          116,748
    5.590%, 02/09/04 ............................     250,000          240,088
                                                                    ----------

  TOTAL ASSET-BACKED SECURITIES
    (Cost $366,843) .............................                      356,836
                                                                    ----------

FOREIGN GOVERNMENT SECURITIES -- 1.8%

  Government of Canada
    6.375%, 11/30/04 (Cost $249,105) ............     250,000       $  241,563
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
                                                     APRIL 30, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.1%

                                                                     Face
                                                                    Amount           Value
                                                                 ------------     -----------
REPURCHASE AGREEMENT -- 1.1%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
    due 05/01/00, to be repurchased at $150,071,
    collateralized by $164,392 of a U.S. Treasury Note,
    valued at $150,003 (Cost $150,000)......................     $  150,000       $   150,000
                                                                                  -----------
  TOTAL INVESTMENTS -- 98.5%
    (Cost $13,372,063) (a)..................................                       12,985,682
                                                                                  -----------
  OTHER ASSETS AND LIABILITIES, NET -- 1.5%.................                          191,204
                                                                                  -----------
  TOTAL NET ASSETS -- 100.0%................................                      $13,176,886
                                                                                  ===========

(a) The cost for federal income tax purposes was $13,372,063. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $386,381. This consisted of aggregate gross unrealized appreciation for all securities of $17,806 and aggregate gross unrealized depreciation for all securities of $404,187.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
                                                        APRIL 30, 2000
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                          Chicago Asset   Chicago Asset
                                                            Management      Management
                                                              Value/       Intermediate
                                                            Contrarian         Bond
                                                            Portfolio       Portfolio
                                                          -------------   -------------
Assets
Investments, at Cost ..................................   $ 66,601,086    $ 13,372,063
                                                          ============    ============
Investments, at Value--Note A .........................   $ 64,826,940    $ 12,985,682
Cash ..................................................            236             592
Dividends Receivable ..................................         64,553              --
Receivable for Portfolio Shares Sold ..................         23,448             234
Interest Receivable ...................................             --         224,772
Other Assets ..........................................         11,623           2,396
                                                           -----------     -----------
Total Assets ..........................................     64,926,800      13,213,676
                                                           -----------     -----------
Liabilities
Payable to Investment Adviser -- Note B ...............         32,251           5,321
Payable for Portfolio Shares Redeemed .................         20,431              --
Payable for Administrative Fees -- Note C .............         11,416           7,276
Payable for Custodian Fees -- Note D ..................          2,400           2,000
Payable for Trustees' Fees -- Note F ..................            150             150
Other Liabilities .....................................         17,961          22,043
                                                          ------------    ------------
  Total Liabilities ...................................         84,609          36,790
                                                          ------------    ------------
Net Assets ............................................   $ 64,842,191    $ 13,176,886
                                                          ============    ============
Net Assets Consist of:
Paid in Capital .......................................     65,175,889      13,538,849
Undistributed Net Investment Income ...................             --          63,246
Accumulated Net Realized Gain (Loss) ..................      1,440,448         (38,828)
Unrealized Depreciation ...............................     (1,774,146)       (386,381)
                                                          ------------    ------------
Net Assets ............................................   $ 64,842,191    $ 13,176,886
                                                          ============    ============
Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization,
  no par value) .......................................      4,520,233       1,310,808
Net Asset Value, Offering and Redemption Price
  Per Share ...........................................   $      14.34    $      10.05
                                                          ============    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      CHICAGO ASSET MANAGEMENT
                                               COMPANY PORTFOLIOS
                                               FOR THE YEAR ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                       Chicago Asset  Chicago Asset
                                                         Management     Management
                                                           Value/      Intermediate
                                                         Contrarian        Bond
                                                         Portfolio      Portfolio
                                                       -------------  -------------
Investment Income
Dividends ..........................................   $   841,444    $        48
Interest ...........................................        66,733        878,318
                                                       -----------    -----------
  Total Income .....................................       908,177        878,366
                                                       -----------    -----------
Expenses
Investment Advisory Fees -- Note B .................       226,918         67,388
Administrative Fees -- Note C ......................       118,870         93,983
Shareholder Servicing Fees .........................        71,246            283
Printing Fees ......................................        16,437         14,423
Audit Fees .........................................        14,373         14,330
Filing and Registration Fees .......................        13,659         12,654
Custodian Fees -- Note D ...........................        10,406          4,679
Amortization of Organization Costs -- Note A .......         2,794          3,347
Trustees' Fees -- Note F ...........................         2,482          2,263
Legal Fees .........................................         2,321            877
Other Expenses .....................................         7,351          7,396
Investment Advisory Fees Waived -- Note B ..........       (54,810)       (67,388)
Expenses Assumed by the Adviser -- Note B ..........            --        (40,900)
                                                       -----------    -----------
   Net Expenses Before Expense Offset ..............       432,047        113,335
Expense Offset -- Note A ...........................        (2,766)          (551)
                                                       -----------    -----------
   Net Expenses After Expense Offset ...............       429,281        112,784
                                                       -----------    -----------
Net Investment Income ..............................       478,896        765,582
                                                       -----------    -----------
Net Realized Gain (Loss) on Investments ............     3,514,103        (39,193)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments ..................................    (6,806,979)      (546,064)
                                                       -----------    -----------
Net Loss on Investments ............................    (3,292,876)      (585,257)
                                                       -----------    -----------
Net Increase (Decrease) in Net Assets Resulting from
   Operations ......................................   $(2,813,980)   $   180,325
                                                       ===========    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      Years Ended April 30,
                                                                 ----------------------------
                                                                      2000           1999
                                                                 -------------   ------------
Increase (Decrease) In Net Assets
Operations:
  Net Investment Income .......................................  $     478,896   $    214,518
  Net Realized Gain ...........................................      3,514,103      2,237,414
  Net Change in Unrealized Appreciation (Depreciation) ........     (6,806,979)     2,260,772
                                                                 -------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations .................................     (2,813,980)     4,712,704
                                                                 -------------   ------------
Distributions:
  Net Investment Income .......................................       (491,532)      (232,285)
  In Excess of Net Investment Income ..........................         (8,541)            --
  Net Realized Gain ...........................................     (3,769,125)    (1,899,659)
                                                                 -------------   ------------
  Total Distributions .........................................     (4,269,198)    (2,131,944)
                                                                 -------------   ------------
Capital Share Transactions:(1)
  Issued ......................................................     50,271,001      3,796,443
  In Lieu of Cash Distributions ...............................      4,268,837      2,131,655
  Redeemed ....................................................     (9,466,878)    (4,208,221)
                                                                 -------------   ------------
  Net Increase from Capital Share Transactions ................     45,072,960      1,719,877
                                                                 -------------   ------------
    Total Increase ............................................     37,989,782      4,300,637
Net Assets:
  Beginning of Period .........................................     26,852,409     22,551,772
                                                                 -------------   ------------
  End of Period (including  undistributed net investment income
    of $0 and $12,636, respectively) ..........................  $  64,842,191   $ 26,852,409
                                                                 =============   ============
(1) Shares Issued and Redeemed:
    Shares Issued .............................................      3,328,094        250,149
    In Lieu of Cash Distributions .............................        305,313        145,249
    Redeemed ..................................................       (645,041)      (276,693)
                                                                 -------------   ------------
    Net Increase in Shares Outstanding ........................      2,988,366        118,705
                                                                 =============   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Years Ended April 30,
                                                                             ------------------------------
                                                                                 2000             1999
                                                                             ------------      ------------
Increase (Decrease) In Net Assets
Operations:
  Net Investment Income ..................................................   $    765,582      $    720,673
  Net Realized Gain (Loss) ...............................................        (39,193)           73,457
  Net Change in Unrealized Appreciation (Depreciation) ...................       (546,064)          (27,510)
                                                                             ------------      ------------
  Net Increase in Net Assets Resulting from Operations ...................        180,325           766,620
                                                                             ------------      ------------
Distributions:
  Net Investment Income ..................................................       (782,549)         (730,132)
  Net Realized Gain ......................................................        (15,930)          (76,716)
                                                                             ------------      ------------
  Total Distributions ....................................................       (798,479)         (806,848)
                                                                             ------------      ------------
Capital Share Transactions:(1)
  Issued .................................................................      1,644,182         1,189,927
  In Lieu of Cash Distributions ..........................................        798,478           806,730
  Redeemed ...............................................................     (2,189,660)       (1,675,706)
                                                                             ------------      ------------
  Net Increase from Capital Share Transaction ............................        253,000           320,951
                                                                             ------------      ------------
  Total Increase (Decrease) ..............................................       (365,154)          280,723
Net Assets:
  Beginning of Period ....................................................     13,542,040        13,261,317
                                                                             ------------      ------------
  End of Year (including undistributed net investment income of
   $63,246 and $80,718, respectively) ....................................   $ 13,176,886      $ 13,542,040
                                                                             ============      ============
(1) Shares Issued and Redeemed:
  Shares Issued ..........................................................        161,220           111,732
  In Lieu of Cash Distributions ..........................................         78,744            75,840
  Redeemed ...............................................................       (217,050)         (157,860)
                                                                             ------------      ------------
  Net Increase in Shares Outstanding .....................................         22,914            29,712
                                                                             ============      ============

The accompanying notes are an integral part of the financial statements

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                          Years Ended April 30,
                                          -------------------------------------------------------
                                            2000         1999      1998        1997       1996
                                          --------    ---------  ---------  ---------   ---------
Net Asset Value,
  Beginning of Period ................... $  17.53    $  15.96   $  13.07   $  13.67    $  11.14
                                          --------    --------   --------   --------    --------
Income From Investment
  Operations
  Net Investment Income .................     0.17        0.15       0.17       0.18        0.19
  Net Realized and
    Unrealized Gain (Loss) ..............    (2.02)       2.98       3.84       0.30        2.86
                                          --------    --------   --------   --------    --------
  Total from Investment
    Operations ..........................    (1.85)       3.13       4.01       0.48        3.05
                                          --------    --------   --------   --------    --------
Distributions
  Net Investment Income .................    (0.17)      (0.16)     (0.18)     (0.24)      (0.23)
  In Excess of Net Investment Income ....    (0.01)         --         --         --          --
  Net Realized Gain .....................    (1.16)      (1.40)     (0.94)     (0.84)      (0.29)
                                          --------    --------   --------   --------    --------
  Total Distributions ...................    (1.34)      (1.56)     (1.12)     (1.08)      (0.52)
                                          --------    --------   --------   --------    --------
Net Asset Value, End of
  Period ................................ $  14.34    $  17.53  $   15.96   $  13.07    $  13.67
                                          ========    ========  =========   ========    ========
Total Return+ ...........................   (10.24)%     21.68%     31.71%      3.72%      28.00%
                                          ========    ========  =========   ========    ========
Ratios and Supplemental Data
Net Assets, End of Period
    (Thousands) ......................... $ 64,842    $ 26,852  $  22,552   $ 13,804    $    892
Ratio of Expenses to Average
    Net Assets ..........................     1.19%       0.99%      0.95%      0.95%       1.06%
Ratio of Net Investment
    Income to Average
    Net Assets ..........................     1.32%       0.97%      1.16%      1.89%       1.51%
Portfolio Turnover Rate .................       48%         39%        55%        21%         33%

+ Total return would have been lower had certain fees not been waived and expenses assumed by the adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                 Years Ended April 30,
                                 -------------------------------------------------------
                                   2000         1999      1998        1997       1996
                                 --------    ---------  ---------  ---------   ---------
Net Asset Value,
Beginning of Period ............ $  10.51    $   10.54  $   10.30  $   10.39   $   10.33
                                 --------    ---------  ---------  ---------   ---------
Income From Investment
  Operations
  Net Investment Income ........     0.55         0.56       0.57       0.61        0.64
  Net Realized and
    Unrealized Gain (Loss) .....    (0.44)        0.04       0.24      (0.05)       0.14++
                                 --------    ---------  ---------  ---------   ---------
  Total from Investment
    Operations .................     0.11         0.60       0.81       0.56        0.78
                                 --------    ---------  ---------  ---------   ---------
Distributions
  Net Investment Income ........    (0.56)       (0.57)     (0.57)     (0.62)      (0.64)
  Net Realized Gain ............    (0.01)       (0.06)        --      (0.03)      (0.08)
                                 --------    ---------  ---------  ---------   ---------
  Total Distributions ..........    (0.57)       (0.63)     (0.57)     (0.65)      (0.72)
                                 --------    ---------  ---------  ---------   ---------
Net Asset Value, End of
    Period ..................... $  10.05    $   10.51  $   10.54  $   10.30   $   10.39
                                 ========    =========  =========  =========   =========
Total Return+ ..................     1.16%        5.72%      8.08%      5.53%       7.62%
                                 ========    =========  =========  =========   =========
Ratios and Supplemental Data
Net Assets, End of Period
    (Thousands) ................ $ 13,177    $  13,542  $  13,261  $  10,044   $   7,981
Ratio of Expenses to Average
    Net Assets .................     0.81%        0.80%      0.80%      0.80%       0.84%
Ratio of Net Investment
    Income to Average
    Net Assets .................     5.46%        5.29%      5.64%      5.88%       6.17%
Portfolio Turnover Rate ........       61%          48%        40%        31%         24%

+ Total return would have been lower had certain fees not been waived and expenses assumed by the adviser during the periods indicated.
++ The amount shown for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio (collectively the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies. The objective of the Chicago Asset Management Intermediate Bond Portfolio is to provide a high level of current income consistent with moderate interest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences relating to shareholder distributions and paydown gains or losses resulted in reclassifications as follows:

Chicago Asset Management               Undistributed Net    Accumulated Net
  Company Portfolios                   Investment Income     Realized Gain
Value/Contrarian...................    $      8,541         $    (8,541)
Intermediate Bond..................            (505)                505

          Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Organization Costs: Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized on a straight-line basis over a five-year period. Any costs incurred in the organization of new funds are expensed as incurred.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM" ), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets, as follows:

Chicago Asset Management Company Portfolios                            Rate
Value/Contrarian..............................................        0.625%
Intermediate Bond.............................................        0.480%

     Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 0.80% of average daily net assets, respectively.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolios under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Value/Contrarian and Intermediate Bond Portfolios pay the Administrator 0.093% and 0.073% respectively per annum of the average daily net assets of each of the Portfolios, an annual base fee of $72,500 per portfolio, and a fee based on the number of active shareholder accounts.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

     For the year ended April 30, 2000, UAM Funds Services, Inc. earned the following amounts from each Portfolio as Administrator and paid the following to SEI, DST and UAMSSC for its services:

Chicago Asset Management     Administration    Portion Paid   Portion Paid    Portion Paid
   Company Portfolios             Fees            to SEI         to DST        to UAMSSC
------------------------     --------------    ------------   ------------    ------------
Value/Contrarian...........  $    118,870      $   24,663     $   14,096      $   9,252
Intermediate Bond..........        93,983          20,121         13,563          8,590

     Prior to November 1, 1999, Chase Global Fund Services Company ("CGFSC") served as the Portfolio's Sub-administrator. For the period of May 1, 1999 to October 31, 1999 CGFSC was paid the following:

                                                        Portion Paid
Chicago Asset Management Company Portfolios               to CGFC
Value/Contrarian...................................     $  31,413
Intermediate Bond..................................        28,932

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' assets held in accordance with the custodian agreement.

     E.   Distribution Services: UAM Fund Distributors, Inc. (the
"Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the year ended April 30, 2000, the Portfolios' purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

Chicago Asset Management Company Portfolios         Purchases         Sales
Value/Contrarian.............................      $ 56,569,082    $16,080,782
Intermediate Bond............................         4,811,988      4,186,326

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

     Purchases and sales of long-term U.S. Government securities were $3,378,746 and $3,763,357 respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government securities for Chicago Asset Management Value/Contrarian Portfolio.

     H. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended April 30, 2000, the Chicago Asset Management Value/Contrarian Portfolio and the Chicago Asset Management Intermediate Bond Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2000, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                       No. of          %
Chicago Asset Management Company Portfolios         Shareholders    Ownership
Value/Contrarian................................          1           82%
Intermediate Bond...............................          1           96%

     At April 30, 2000, the Chicago Asset Management Intermediate Bond Portfolio had available a capital loss carryover for federal income tax purposes of approximately $5,115 which will expire on April 30, 2008.

     At April 30, 2000 the Chicago Asset Management Intermediate Bond Portfolio has elected to defer $33,714 of post-October capital losses for income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ending April 30, 2001.

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Chicago Asset Management Value/Contrarian Portfolio and
Chicago Asset Management Intermediate Bond Portfolio

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Chicago Asset Management Value/Contrarian Portfolio and the Chicago Asset Management Intermediate Bond Portfolio (two of the portfolios constituting UAM Funds Trust, hereafter referred to as the "Fund") at April 30, 2000 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
June 14, 2000

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

Federal Income Tax Information:(Unaudited)

For the year ended April 30, 2000 the percentage of dividends paid from investment company taxable income that qualify for the 70% dividend received deduction for corporate shareholders is 43.97% for the Chicago Asset Management Value/ Contrarian Portfolio.

Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio hereby designate approximately $2,629,592 and $15,060, respectively as a 20% long-term capital gain dividends for the purpose of the dividend paid deduction on their federal income tax returns.

The percentage of income earned form direct treasury obligations was 22.88% for Chicago Asset Management Intermediate Bond Portfolio.

                                     NOTES

                                     NOTES

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
--------------------------------------------------------------------------------

Officers and Trustees

Norton H. Reamer                                    William H. Park
Trustee, President and Chairman                     Vice President

John T. Bennett, Jr.                                Gary L. French
Trustee                                             Treasurer

Nancy J. Dunn                                       Robert R. Flaherty
Trustee                                             Assistant Treasurer

Philip D. English                                   Robert J. Della Croce
Trustee                                             Assistant Treasurer

William A. Humenuk                                  Martin J. Wolin, Esq.
Trustee                                             Secretary

James P. Pappas                                     Theresa DelVecchio
Trustee                                             Assistant Secretary

Peter M. Whitman, Jr.
Trustee

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                            This report has been prepared for
                                            shareholders and may be distributed
                                            to others only if preceded or
[LOGO]                                      accompanied by a current prospectus.